Acquired Intangible Assets, Net (Narrative of Definite-lived intangible assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquired Intangible Assets, Net [Abstract]
Amortization expenses for intangible assets	$ 19,653	$ 10,625	$ 4,176
Expected Amortization Expense for Intangible Assets:
2016	9,174
2017	8,688
2018	7,820
2019	5,594
2020 and after	8,296
Impairment loss on definite-lived intangible assets	$ 1,602	$ 0	$ 107